Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 2, 2021 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2021, as revised September 9, 2021, as supplemented
Removal of Sub‑Advisers
Effective immediately, Cerberus Sub‑Advisory I, LLC (“Cerberus”) and Luminus Management, LLC (“Luminus”) no longer serve as sub‑advisers to the Fund. The Fund’s assets managed by each of Cerberus and Luminus have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers, or to BAIA to manage directly. Therefore, all references to Cerberus and Luminus in the Fund’s Prospectus are hereby removed.
Addition of Sub‑Advisers
Pursuant to action taken by the Board of Trustees of the Fund, Clear Sky Advisers, LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 2, 2021 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2021, as revised September 9, 2021, as supplemented
Removal of Sub‑Advisers
Effective immediately, Cerberus Sub‑Advisory I, LLC (“Cerberus”) and Luminus Management, LLC (“Luminus”) no longer serve as sub‑advisers to the Fund. The Fund’s assets managed by each of Cerberus and Luminus have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers, or to BAIA to manage directly. Therefore, all references to Cerberus and Luminus in the Fund’s Prospectus are hereby removed.
Addition of Sub‑Advisers
Pursuant to action taken by the Board of Trustees of the Fund, Clear Sky Advisers, LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies